SUPPLEMENT TO THE PROSPECTUSES
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                         OF EVERGREEN MONEY MARKET FUNDS


          Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund and Evergreen U.S. Government Money Market Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectuses entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 1/31/2003. The expenses as of 1/31/2003 for Evergreen California Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund and Evergreen New York Municipal Money Market Fund are not restated, as their total fund operating expenses have not changed as a result of the change in the management fee structure.

         As of January 13, 2004, U.S. Government Money Market Fund no longer sold Class S shares.

   Evergreen Florida Municipal Money Market Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                            Class A          Class I          Class S
   Management Fees                           0.40%            0.40%            0.40%
   12b-1 Fees                                0.30%            0.00%            0.60%
   Other Expenses                            0.16%            0.16%            0.16%
                                             -----            -----            -----
   Total Fund Operating Expenses             0.86%            0.56%            1.16%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                        Assuming Redemption At End of Period
   After:            Class A        Class I          Class S
   1 year              $88            $57              $118
   3 years             $274           $179             $368
   5 years             $477           $313             $638
   10 years           $1,061          $701            $1,409

   Evergreen U.S. Government Money Market Fund
   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                    Class A         Class B       Class C         Class I         Class S1
   Management Fees                   0.32%           0.32%         0.32%           0.32%            0.32%
   12b-1 Fees                        0.30%           1.00%         1.00%           0.00%            0.60%
   Other Expenses                    0.34%           0.34%         0.34%           0.34%            0.34%
                                     -----           -----         -----           -----            -----
    Total Fund Operating             0.96%           1.66%         1.66%           0.66%            1.26%
   Expenses**
   *These fees have been restated to reflect current fees.
     **The Fund's investment advisory may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios.  Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/
or expense reimbursements were made.  The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.  The Annual Fund
Operating Expenses listed above do not reflect any voluntary fee waivers and/or expense reimbursements.  Including current voluntary expense reimbursements relating to Class A shares, Class B shares,Class C shares, and Class S1 shares,
Total Fund Operating Expenses were 0.88% for Class A, 1.54% for Class B,
1.48% for Class C, and 1.05% for Class S1.


   Example of Fund Expenses

                                Assuming Redemption At End of Period                      Assuming No Redemption
After:           Class A     Class B       Class C         Class I        Class S1        Class B        Class C
1 year             $98        $669          $269             $67            $128           $169            $169
3 years           $306        $823          $523            $211            $400           $523            $523
5 years           $531       $1,102         $902            $368            $692           $902            $902
10 years         $1,178      $1,779        $1,965           $822           $1,523         $1,779          $1,965

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from California Municipal Money Market Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.45%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.40%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.35%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.30%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Florida Municipal Money Market Fund and U.S. Government Money Market Fund an annual fee based on each Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.40%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.35%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.30%
              -------------------------------------- -----------------

         EIMC is entitled to receive from New Jersey Municipal Money Market Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.41%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.35%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.30%
              -------------------------------------- -----------------

         EIMC is entitled to receive from New York Municipal Money Market Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.40%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.35%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.30%
              -------------------------------------- -----------------


April 1, 2004                                                   569335 (4/04)